Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-4797
U.S.A.
February 14, 2024
VIA EDGAR
U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549
RE:
Northwestern Mutual Series Fund, Inc.
Registration No.’s 2-89971; 811-3990
EDGAR CIK No. 0000742212
Ladies and Gentlemen:
We are hereby submitting Post-Effective Amendment No. 88 to the Registration Statement for Northwestern Mutual Series Fund, Inc. (the “Registrant”) on Form N-1A under Rule 485(a)(1) of the Securities Act of 1933, as amended. This filing is also submitted as Amendment No. 89 to Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). The Registrant is a series fund made up of 27 separate Portfolios (each a “Portfolio” and collectively, the “Portfolios”).
The Amendment has been updated primarily to reflect strategy and risk disclosure updates to certain of the Portfolios, including the Focused Appreciation, Large Cap Core Stock, Large Cap Blend, Mid Cap Growth Stock, Small Cap Growth Stock, Long-Term U.S. Government Bond, Balanced, and Asset Allocation Portfolios. The Amendment also contains other disclosure modifications, including portfolio manager changes and other routine updates.
Please note that we intend to (i) update the expense tables and footnotes thereto, as appropriate, (ii) add the financial highlights included as part of the Prospectus, and (iii) incorporate by reference the Registrant’s audited financial statements, each for the period ended December 31, 2023, in connection with a subsequent filing made in accordance with the provisions of Rule 485(b). We also intend to include any updates to applicable fee waiver and expense limitation agreements as part of the subsequent Rule 485(b) filing.
We are happy to provide to the assigned examiner an electronic or hard copy of the Prospectus and Statement of Additional Information, which have been marked to show changes from the Registrant’s currently effective Registration Statement. Please call the undersigned at (414) 665-6437 with any questions or comments about this filing.
Regards,
/s/ DAVID B. KENNEDY
David B. Kennedy
Assistant General Counsel
Northwestern Mutual